Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 281	$ 275	$ 280
Charge-offs	(1)	(2)	(172)
Recoveries	5	19	7
Net recoveries	4	17	(165)
Provision	(24)	(11)	160
Ending balance	261	281	275
Allowance for:
Loan losses	159	169	157
Lending-related commitments	102	112	118
Individually evaluated for impairment:
Loan balance	6	9	180
Allowance for loan losses	1	5	2
Collectively evaluated for impairment:
Loan balance	61,534	64,449	63,101
Allowance for loan losses	158	164	155
Loans	61,540	64,458
Domestic
Collectively evaluated for impairment:
Loans	48,895	50,425
Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	82	82	60
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(5)	0	22
Ending balance	77	82	82
Allowance for:
Loan losses	24	25	24
Lending-related commitments	53	57	58
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	2,744	2,286	2,115
Allowance for loan losses	24	25	24
Loans	2,911	2,617
Commercial | Domestic
Collectively evaluated for impairment:
Loans	2,744	2,286
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	73	59	50
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	3	14	9
Ending balance	76	73	59
Allowance for:
Loan losses	58	52	37
Lending-related commitments	18	21	22
Individually evaluated for impairment:
Loan balance	0	0	1
Allowance for loan losses	0	0	1
Collectively evaluated for impairment:
Loan balance	4,900	4,639	3,496
Allowance for loan losses	58	52	36
Loans	4,900	4,654
Commercial real estate | Domestic
Collectively evaluated for impairment:
Loans	4,900	4,639
Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	26	31	31
Charge-offs	0	0	(170)
Recoveries	0	13	1
Net recoveries	0	13	(169)
Provision	(3)	(18)	169
Ending balance	23	26	31
Allowance for:
Loan losses	7	8	9
Lending-related commitments	16	18	22
Individually evaluated for impairment:
Loan balance	1	0	171
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	5,567	6,342	6,469
Allowance for loan losses	7	8	9
Loans	13,051	14,689
Financial institutions | Domestic
Collectively evaluated for impairment:
Loans	5,568	6,342
Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	13	15	32
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(5)	(2)	(17)
Ending balance	8	13	15
Allowance for:
Loan losses	8	13	15
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	4	0
Allowance for loan losses	0	2	0
Collectively evaluated for impairment:
Loan balance	772	985	1,007
Allowance for loan losses	8	11	15
Lease financings | Domestic
Collectively evaluated for impairment:
Loans	772	989
Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	23	19	22
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(1)	4	(3)
Ending balance	22	23	19
Allowance for:
Loan losses	18	19	15
Lending-related commitments	4	4	4
Individually evaluated for impairment:
Loan balance	5	5	8
Allowance for loan losses	1	3	1
Collectively evaluated for impairment:
Loan balance	16,415	15,550	13,239
Allowance for loan losses	17	16	14
Loans	16,528	15,654
Wealth management loans and mortgages | Domestic
Collectively evaluated for impairment:
Loans	16,420	15,555
Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	28	34	41
Charge-offs	(1)	(2)	(2)
Recoveries	5	5	6
Net recoveries	4	3	4
Provision	(12)	(9)	(11)
Ending balance	20	28	34
Allowance for:
Loan losses	20	28	34
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	708	854	1,035
Allowance for loan losses	20	28	34
Loans	708	854
Other residential mortgages | Domestic
Collectively evaluated for impairment:
Loans	708	854
All other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Allowance for:
Loan losses	0	0	0
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	17,783	19,760	21,388
Allowance for loan losses	0	0	0
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	36	35	44
Charge-offs	0	0	0
Recoveries	0	1	0
Net recoveries	0	1	0
Provision	(1)	0	(9)
Ending balance	35	36	35
Allowance for:
Loan losses	24	24	23
Lending-related commitments	11	12	12
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	12,645	14,033	14,352
Allowance for loan losses	24	24	23
Overdrafts
Collectively evaluated for impairment:
Loans	5,100	5,500
Overdrafts | Domestic
Collectively evaluated for impairment:
Loans	963	1,055	911
Margin loans
Collectively evaluated for impairment:
Loans	15,800	17,600
Margin loans | Domestic
Collectively evaluated for impairment:
Loans	15,689	17,503	19,340
Other | Domestic
Collectively evaluated for impairment:
Loans	$ 1,131	$ 1,202	$ 1,137